UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. - USAA SMALL CAP STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005


[LOGO OF USAA]
   USAA(R)

                        USAA SMALL CAP
                              STOCK Fund

                              [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       24

    Financial Statements                                                    25

    Notes to Financial Statements                                           28

    Expense Example                                                         41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         WE BELIEVE LONG-TERM RATES COULD
[PHOTO OF CHRISTOPHER W. CLAUS]       GRADUALLY RISE OVER THE COURSE OF 2005,
                                      BUT DON'T THINK MARKET CONDITIONS WILL
                                           DRIVE LONG-TERM RATES OVER 5%.

                                                         "
                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates.
                 Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

                                           1/31/05                7/31/04
Net Assets                             $245.1 Million         $192.3 Million
Net Asset Value Per Share                   $13.22                $11.82


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05

7/31/04 TO 1/31/05*              1 YEAR           5 YEARS           SINCE INCEPTION ON 8/2/99
       14.82%                    13.01%            0.17%                     5.71%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               S&P SMALL CAP        LIPPER SMALL-CAP        LIPPER SMALL-CAP      RUSSELL 2000     USAA SMALL CAP
                600 INDEX          CORE FUNDS AVERAGE       CORE FUNDS INDEX         INDEX            STOCK FUND
               -------------       -------------------      ----------------      ------------     --------------
  8/2/99        $10,000.00             $10,000.00              $10,000.00          $10,000.00        $10,000.00
 8/31/99          9,560.00               9,692.14                9,633.31            9,629.91          9,900.00
 9/30/99          9,600.47               9,642.88                9,625.84            9,632.01          9,890.00
10/31/99          9,576.34               9,660.56                9,709.63            9,671.03         10,080.00
11/30/99          9,976.71              10,280.27               10,335.55           10,248.48         11,560.00
12/31/99         10,796.83              11,260.45               11,450.45           11,408.60         13,220.00
 1/31/00         10,462.26              11,056.71               11,230.39           11,225.40         13,460.00
 2/29/00         11,863.32              12,541.41               12,813.84           13,079.11         16,650.00
 3/31/00         11,424.68              12,510.28               12,631.62           12,216.80         14,010.00
 4/30/00         11,228.84              11,870.34               11,929.22           11,481.65         12,430.00
 5/31/00         10,895.99              11,365.84               11,422.09           10,812.48         11,870.00
 6/30/00         11,540.32              12,244.77               12,429.60           11,755.01         13,760.00
 7/31/00         11,257.02              11,958.10               12,043.21           11,376.82         13,170.00
 8/31/00         12,254.87              13,013.23               13,116.13           12,244.88         14,580.00
 9/30/00         11,921.21              12,702.37               12,779.06           11,885.00         14,030.00
10/31/00         11,995.81              12,293.84               12,394.65           11,354.45         12,750.00
11/30/00         10,746.87              11,190.27               11,160.35           10,188.90         10,540.00
12/31/00         12,070.73              12,232.53               12,244.33           11,063.95         11,380.00
 1/31/01         12,588.15              12,760.50               12,680.17           11,639.98         11,640.00
 2/28/01         11,819.96              12,101.87               11,874.71           10,876.23         10,400.00
 3/31/01         11,277.92              11,540.41               11,313.31           10,344.21          9,300.00
 4/30/01         12,137.56              12,413.27               12,214.65           11,153.43         10,240.00
 5/31/01         12,369.75              12,855.05               12,659.79           11,427.58         10,380.00
 6/30/01         12,823.10              13,187.16               13,051.24           11,822.17         10,500.00
 7/31/01         12,608.72              12,857.86               12,748.89           11,182.24         10,340.00
 8/31/01         12,321.25              12,513.73               12,392.12           10,821.07          9,970.00
 9/30/01         10,655.61              10,976.75               10,768.42            9,364.42          8,810.00
10/31/01         11,223.83              11,512.11               11,408.15            9,912.43          9,190.00
11/30/01         12,044.86              12,258.27               12,255.94           10,679.82          9,740.00
12/31/01         12,859.94              13,049.06               13,116.77           11,339.01         10,340.00
 1/31/02         12,972.09              12,968.77               12,961.37           11,221.07         10,410.00
 2/28/02         12,749.02              12,758.42               12,615.30           10,913.54         10,230.00
 3/31/02         13,756.06              13,764.25               13,584.61           11,790.68         11,000.00
 4/30/02         14,144.79              13,900.85               13,651.36           11,898.14         11,250.00
 5/31/02         13,559.32              13,444.26               13,142.54           11,370.08         10,800.00
 6/30/02         12,857.96              12,773.01               12,406.40           10,805.92         10,240.00
 7/31/02         11,042.02              11,039.89               10,720.11            9,173.90          9,610.00
 8/31/02         11,146.75              11,073.88               10,776.93            9,150.53          9,610.00
 9/30/02         10,464.60              10,294.74               10,014.07            8,493.40          9,000.00
10/31/02         10,799.59              10,536.87               10,369.96            8,765.71          9,010.00
11/30/02         11,362.14              11,258.13               11,135.22            9,548.00          9,330.00
12/31/02         10,978.64              10,805.78               10,594.24            9,016.37          9,210.00
 1/31/03         10,601.28              10,497.96               10,284.44            8,766.83          8,940.00
 2/28/03         10,262.06              10,158.35                9,963.31            8,501.93          8,710.00
 3/31/03         10,342.68              10,244.73               10,047.44            8,611.41          8,940.00
 4/30/03         11,182.06              11,107.51               10,884.07            9,427.92          9,490.00
 5/31/03         12,083.73              12,121.91               11,840.23           10,439.66          9,890.00
 6/30/03         12,397.71              12,435.56               12,112.81           10,628.58         10,140.00
 7/31/03         13,042.34              13,066.61               12,733.98           11,293.61         10,380.00
 8/31/03         13,677.05              13,669.57               13,285.85           11,811.41         10,740.00
 9/30/03         13,275.33              13,446.93               12,997.31           11,593.39         10,580.00
10/31/03         14,426.05              14,525.57               14,018.66           12,566.97         11,300.00
11/30/03         14,971.93              15,047.67               14,523.67           13,012.94         11,650.00
12/31/03         15,237.13              15,468.39               14,927.55           13,276.95         11,730.00
 1/31/04         15,675.25              15,998.50               15,400.48           13,853.78         12,010.00
 2/29/04         15,976.89              16,248.98               15,668.47           13,977.97         12,150.00
 3/31/04         16,185.11              16,363.22               15,838.36           14,108.24         12,310.00
 4/30/04         15,648.51              15,735.90               15,294.02           13,388.94         11,870.00
 5/31/04         15,887.96              15,870.70               15,427.13           13,602.04         11,950.00
 6/30/04         16,768.21              16,532.39               16,085.71           14,174.87         12,460.00
 7/31/04         15,849.40              15,616.54               15,238.13           13,220.43         11,820.00
 8/31/04         15,709.52              15,462.87               15,104.82           13,152.48         11,720.00
 9/30/04         16,537.90              16,163.03               15,855.95           13,769.94         12,320.00
10/31/04         16,846.35              16,397.58               16,115.60           14,040.99         12,560.00
11/30/04         18,285.96              17,695.87               17,388.27           15,258.88         13,510.00
12/31/04         18,688.26              18,264.63               17,669.31           15,710.54         13,931.22
 1/31/05         18,265.16              17,691.34               17,157.02           15,055.04         13,571.90

                                   [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/05.

                 THE PERFORMANCE OF THE LIPPER SMALL-CAP CORE FUNDS AVERAGE AND INDEX, THE RUSSELL 2000 INDEX, AND THE S&P SMALLCAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

                 o The S&P SmallCap 600(R) Index is an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

                 o The Lipper Small-Cap Core Funds Average is the average performance level of all small-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

                 o The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 The USAA Small Cap Stock Fund had a total return of 14.82% for the six-month period ended January 31, 2005. This compares to a 13.54% return for the Lipper Small-Cap Core Funds Average, a 12.59% return for the Lipper Small-Cap Core Funds Index, a 15.24% return for the S&P SmallCap 600 Index, and a 13.88% return for the Russell 2000 Index.

                 The Fund is a small-cap core holding, encompassing the growth and value investment styles. Batterymarch Financial Management, Inc. (Batterymarch) subadvises the Fund's growth portion, and Wellington Management Company, LLP (Wellington Management) subadvises the Fund's value portion.

HOW DID THE SMALL-CAP GROWTH (BATTERYMARCH) PORTION OF THE FUND PERFORM?

                 The growth portion of the Fund outperformed the Russell 2000 Index during the period. Individual stock selection (particularly in the retail, health care services, consumer services, and consumer cyclical sectors) was the key to the Fund's performance. Major individual contributors included Penn National Gaming, Inc., an owner and operator of casinos and racetracks; Province Healthcare Co., which runs community-based hospitals outside of urban areas and is expected to be purchased; and Southwestern Energy Co., which specializes in natural gas exploration and production.

                 Stocks that detracted from performance included Charlotte Russe Holdings, Inc., a fashion retailer with disappointing holiday sales, and Multimedia Games, Inc., an interactive gaming company that succumbed to competitive pressures. Overall, sector allocation had a positive impact on performance, especially our underweight positions in technology and health care stocks and our overweight position in the health care services sector.

                 CHARLOTTE RUSSE HOLDINGS, INC. AND MULTIMEDIA GAMES, INC. WERE SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS BATTERYMARCH'S OUTLOOK FOR SMALL-CAP GROWTH STOCKS?

                 While the U.S. economy has slowed, it continues to expand, with moderating earnings growth expected for U.S. stocks in 2005. With certain major issues now behind us, such as the presidential election and the peak in energy prices, investors may be ready to turn their attention back to company fundamentals. Small-cap stocks still have higher expected earnings growth than larger caps, and we are finding fast-growing companies that we believe offer attractive investment opportunities.

HOW DID THE SMALL-CAP VALUE (WELLINGTON MANAGEMENT) PORTION OF THE FUND PERFORM?

                 The value portion of the Fund outperformed the Russell 2000 Index, thanks to favorable stock selection; the consumer discretionary, health care, and energy sectors were the areas of greatest strength.

                 Meritage Homes Corp. was the top contributor within the consumer discretionary sector as the homebuilder's strong orders and low relative valuations were recognized by investors. Hibbett Sporting Goods, Inc., a longtime retailing holding, was also a leading performer in the group. Within health care, the leading performer was AMERIGROUP Corp., a service company that has prospered by offering solutions to escalating cost pressures within its service area.

                 Although we were underweight in information technology, the sector's weak relative performance had a negative impact on some of our holdings, including Maximus, Inc. and Pericom Semiconductor Corp. Low-cost air carrier AirTran Holdings, Inc.

                 AMERIGROUP CORP. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2005.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-23.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 reported lower earnings and was the largest detractor from performance.

WHAT'S WELLINGTON MANAGEMENT'S OUTLOOK FOR SMALL-CAP VALUE STOCKS?

                 We too expect the economic expansion to continue throughout 2005, with consumer and government spending positive but slowing. We believe capital spending, however, should show strong growth. Profit growth should remain positive, but with profit margins already quite high, we think the rate of growth should slow. We don't see any great disparity in sector valuations, and would agree with the consensus of strategists who believe that investor returns for the foreseeable future will be more dependent on individual stock selection rather than sector allocation. As we invest, we are keeping in mind that small-cap stocks have outperformed large-cap stocks for six consecutive years and, as a result, carry premium valuations.

                 We thank you, the Fund's shareholders, for the opportunity to serve you.

                      [LOGO OF LIPPER LEADER TAX EFFICIENCY]

                 The Fund is listed as a Lipper Leader for Tax Efficiency of 460 funds within the Lipper Small-Cap Core Funds category for the overall period ending January 31, 2005.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 317 FUNDS FOR THE FIVE-YEAR PERIOD AND A SCORE OF 2 AMONG 460 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 EQUITY HOLDINGS
                    (% OF NET ASSETS)

O'Reilly Automotive, Inc.                            2.0%

United Stationers, Inc.                              1.8%

Carlisle Companies, Inc.                             1.7%

Reinsurance Group of America, Inc.                   1.6%

Hibbett Sporting Goods, Inc.                         1.4%

WCI Communities, Inc.                                1.4%

Yankee Candle Co., Inc.                              1.4%

Assured Guaranty Ltd.                                1.3%

Intergraph Corp.                                     1.3%

NBTY, Inc.                                           1.3%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-23.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                      ASSET ALLOCATION
                         1/31/2005

              [PIE CHART OF ASSET ALLOCATION]

Consumer Discretionary                              21.8%
Industrials                                         19.0%
Financials                                          17.6%
Information Technology                              11.0%
Health Care                                          8.9%
Energy                                               6.0%
Consumer Staples                                     4.9%
Utilities                                            4.1%
Materials                                            3.2%
Telecommunication Services                           0.4%
Other*                                               8.3%

                     [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (96.9%)

              AEROSPACE & DEFENSE (1.7%)
    1,500     Applied Signal Technology, Inc.                           $     44
   26,170     Armor Holdings, Inc.*                                        1,151
   37,100     Curtiss-Wright Corp. "B"                                     1,855
   14,700     Innovative Solutions & Support, Inc.*                          420
   11,800     SI International, Inc.*                                        302
    9,000     United Defense Industries, Inc.*                               431
                                                                        --------
                                                                           4,203
                                                                        --------
              AIR FREIGHT & LOGISTICS (0.6%)
   21,200     EGL, Inc.*                                                     641
   11,200     Forward Air Corp.*                                             477
    7,150     Hub Group, Inc. "A"*                                           390
                                                                        --------
                                                                           1,508
                                                                        --------
              AIRLINES (0.4%)
  122,800     AirTran Holdings, Inc.*                                      1,049
                                                                        --------
              ALTERNATIVE CARRIERS (0.2%)
   39,650     Premiere Global Services, Inc.*                                390
                                                                        --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.3%)
   85,300     Gildan Activewear, Inc. "A" (Canada)*                        3,120
                                                                        --------
              APPAREL RETAIL (3.4%)
   46,850     Aeropostale, Inc.*                                           1,302
   64,300     Cato Corp. "A"                                               1,955
   21,200     Men's Wearhouse, Inc.*                                         705
   45,830     Pacific Sunwear of California, Inc.*                         1,122
   66,400     Shoe Carnival, Inc.*                                           831
   60,200     Stage Stores, Inc.*                                          2,380
                                                                        --------
                                                                           8,295
                                                                        --------
              APPLICATION SOFTWARE (1.1%)
   17,300     Catapult Communications Corp.*                                 386
   13,850     Hyperion Solutions Corp.*                                      665
    9,500     Mapinfo Corp.*                                                 122
   94,700     Parametric Technology Corp.*                                   540
   13,200     SERENA Software, Inc.*                                         284
   64,410     TIBCO Software, Inc.*                                          708
                                                                        --------
                                                                           2,705
                                                                        --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   51,400     American Capital Strategies Ltd.                          $  1,748
   11,600     National Financial Partners Corp.                              453
                                                                        --------
                                                                           2,201
                                                                        --------
              AUTO PARTS & EQUIPMENT (1.4%)
   68,600     Modine Manufacturing Co.                                     2,163
  110,900     Spartan Motors, Inc.                                         1,226
                                                                        --------
                                                                           3,389
                                                                        --------
              BIOTECHNOLOGY (0.4%)
    4,800     Charles River Laboratories International, Inc.*                227
   15,750     Immunogen, Inc.*                                               110
    3,220     Martek Biosciences Corp.*                                      170
   10,300     Techne Corp.*                                                  359
    6,100     Telik, Inc.*                                                   116
                                                                        --------
                                                                             982
                                                                        --------
              BUILDING PRODUCTS (1.4%)
   69,400     Quixote Corp.(a)                                             1,387
   55,900     Simpson Manufacturing, Inc.                                  2,007
                                                                        --------
                                                                           3,394
                                                                        --------
              CASINOS & GAMING (1.2%)
   10,600     Argosy Gaming Co.*                                             490
   21,600     Penn National Gaming, Inc.*                                  1,417
   36,400     Scientific Games Corp. "A"*                                    936
                                                                        --------
                                                                           2,843
                                                                        --------
              CATALOG RETAIL (0.3%)
   18,850     Coldwater Creek, Inc.*                                         514
   11,600     Insight Enterprises, Inc.*                                     225
                                                                        --------
                                                                             739
                                                                        --------
              COMMERCIAL PRINTING (0.1%)
   20,500     Bowne & Co., Inc.                                              304
                                                                        --------

              COMMODITY CHEMICALS (0.2%)
    8,850     Georgia Gulf Corp.                                             453
                                                                        --------
              COMMUNICATIONS EQUIPMENT (2.0%)
  135,950     Belden CDT, Inc.                                             2,761
   33,500     Black Box Corp.                                              1,559
   37,100     Polycom, Inc.*                                                 641
    9,100     Telular Corp.*                                                  56
                                                                        --------
                                                                           5,017
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMPUTER & ELECTRONIC RETAIL (0.4%)
   49,700     Gamestop Corp. "B"*                                       $    964
                                                                        --------
              COMPUTER HARDWARE (1.3%)
  109,600     Intergraph Corp.*                                            3,256
                                                                        --------
              COMPUTER STORAGE & PERIPHERALS (1.4%)
    9,150     Avid Technology, Inc.*                                         577
   80,520     Brocade Communications Systems, Inc.*                          499
   82,500     Electronics for Imaging, Inc.*                               1,402
   20,070     Komag, Inc.*                                                   390
   60,250     Western Digital Corp.*                                         649
                                                                        --------
                                                                           3,517
                                                                        --------
              CONSTRUCTION & ENGINEERING (0.3%)
   25,100     Dycom Industries, Inc.*                                        682
                                                                        --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
   15,100     Joy Global, Inc.                                               422
   24,400     Terex Corp.*                                                 1,050
                                                                        --------
                                                                           1,472
                                                                        --------
              CONSUMER FINANCE (0.5%)
   17,350     Cash America International, Inc.                               496
   16,800     CompuCredit Corp.*                                             481
   11,600     First Cash Financial Services, Inc.*                           301
                                                                        --------
                                                                           1,278
                                                                        --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   24,800     Euronet Worldwide, Inc.*                                       596
    7,900     iPayment, Inc.*                                                371
                                                                        --------
                                                                             967
                                                                        --------
              DISTRIBUTORS (0.4%)
   28,000     Wesco International, Inc.*                                     946
                                                                        --------
              DIVERSIFIED COMMERCIAL SERVICES (1.4%)
    7,700     Bright Horizons Family Solutions, Inc.*                        451
    5,400     Charles River Associates, Inc.*                                235
   24,600     Coinstar, Inc.*                                                615
   16,300     ITT Educational Services, Inc.*                                801
   15,470     Portfolio Recovery Associates, Inc.*                           641
   10,500     Rollins, Inc.                                                  260
   29,500     Sotheby's Holdings, Inc. "A"*                                  529
                                                                        --------
                                                                           3,532
                                                                        --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              ELECTRIC UTILITIES (1.9%)
  118,800     PNM Resources, Inc.                                       $  2,998
   71,600     Weststar Energy, Inc.                                        1,668
                                                                        --------
                                                                           4,666
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
   59,600     Acuity Brands, Inc.                                          1,637
   81,382     Deswell Industries, Inc. (Virgin Islands)                    1,844
    2,200     Genlyte Group, Inc.*                                           176
                                                                        --------
                                                                           3,657
                                                                        --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.1%)
    8,400     Amphenol Corp. "A"*                                            330
   14,300     Electro Scientific Industries, Inc.*                           253
    5,550     Fargo Electronics, Inc.*                                        78
   42,000     Nam Tai Electronics (Virgin Islands)                           793
   75,100     Technitrol, Inc.*                                            1,332
                                                                        --------
                                                                           2,786
                                                                        --------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
   10,700     CyberOptics Corp.*                                             145
   20,200     Trimble Navigation Ltd.*                                       718
                                                                        --------
                                                                             863
                                                                        --------
              EMPLOYMENT SERVICES (0.4%)
    5,350     Heidrick & Struggles International, Inc.*                      177
   45,080     Labor Ready, Inc.*                                             714
                                                                        --------
                                                                             891
                                                                        --------
              ENVIRONMENTAL SERVICES (0.5%)
   38,250     Waste Connections, Inc.*                                     1,203
                                                                        --------
              FOOD RETAIL (0.9%)
  124,500     Casey's General Stores, Inc.                                 2,194
                                                                        --------
              FOOTWEAR (0.5%)
   39,000     Skechers U.S.A., Inc. "A"*                                     572
    8,340     Timberland Co. "A"*                                            548
                                                                        --------
                                                                           1,120
                                                                        --------
              GAS UTILITIES (1.8%)
   43,300     Atmos Energy Corp.                                           1,199
   40,000     New Jersey Resources Corp.                                   1,754
   48,600     WGL Holdings, Inc.                                           1,476
                                                                        --------
                                                                           4,429
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              GOLD (0.5%)
   59,300     Meridian Gold, Inc. (Canada)*                             $  1,096
                                                                        --------
              HEALTH CARE DISTRIBUTORS (0.3%)
   28,100     Owens & Minor, Inc.                                            802
                                                                        --------
              HEALTH CARE EQUIPMENT (2.2%)
   10,120     American Medical Systems Holdings, Inc.*                       397
   55,000     Diagnostic Products Corp.                                    2,792
   11,370     IDEXX Laboratories, Inc.*                                      660
   16,100     Respironics, Inc.*                                             932
   14,800     Varian, Inc.*                                                  591
                                                                        --------
                                                                           5,372
                                                                        --------
              HEALTH CARE FACILITIES (1.0%)
   66,450     Amsurg Corp. "A"*                                            1,755
   32,400     Province Healthcare Co.*                                       734
    1,750     VCA Antech, Inc.*                                               32
                                                                        --------
                                                                           2,521
                                                                        --------
              HEALTH CARE SERVICES (2.9%)
   30,900     Amedisys, Inc.*                                                930
   47,500     Apria Healthcare Group, Inc.*                                1,558
   28,600     CorVel Corp.*                                                  643
   45,100     Dendrite International, Inc.*                                  816
   56,000     ICON plc ADR (Ireland)*                                      1,967
   31,250     Option Care, Inc.(a)                                           540
   28,200     Ventiv Health, Inc.*                                           660
                                                                        --------
                                                                           7,114
                                                                        --------
              HEALTH CARE SUPPLIES (0.9%)
    9,800     Anika Therapeutics, Inc.*                                       87
    4,600     Dade Behring Holdings, Inc.*                                   263
   52,600     PolyMedica Corp.(a)                                          1,969
                                                                        --------
                                                                           2,319
                                                                        --------
              HOMEBUILDING (2.3%)
    1,200     Beazer Homes USA, Inc.                                         178
   13,700     Hovnanian Enterprises, Inc. "A"*                               716
   22,000     Meritage Homes Corp.*                                        1,422
  107,100     WCI Communities, Inc.*(a)                                    3,412
                                                                        --------
                                                                           5,728
                                                                        --------
              HOTELS, RESORTS, & CRUISE LINES (0.4%)
  202,900     Interstate Hotels & Resorts, Inc.*                           1,086
                                                                        --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (1.4%)
  103,170     Yankee Candle Co., Inc.*                                  $  3,380
                                                                        --------
              HYPERMARKETS & SUPER CENTERS (0.3%)
   23,900     BJ's Wholesale Club, Inc.*                                     684
                                                                        --------
              INDUSTRIAL CONGLOMERATES (2.0%)
   67,700     Carlisle Companies, Inc.                                     4,270
   14,700     Walter Industries, Inc.                                        515
                                                                        --------
                                                                           4,785
                                                                        --------
              INDUSTRIAL MACHINERY (3.6%)
   10,000     Actuant Corp. "A"*                                             523
   69,500     Albany International Corp. "A"                               2,374
   22,000     Briggs & Stratton Corp.                                        853
   93,100     Kadant, Inc.*                                                1,797
    5,100     Middleby Corp.                                                 257
   44,300     Mueller Industries, Inc.                                     1,404
  146,900     Wolverine Tube, Inc.*                                        1,720
                                                                        --------
                                                                           8,928
                                                                        --------
              INTERNET SOFTWARE & SERVICES (0.2%)
   58,200     Earthlink, Inc.*                                               584
    1,100     Greenfield Online, Inc.*                                        20
                                                                        --------
                                                                             604
                                                                        --------
              IT CONSULTING & OTHER SERVICES (2.2%)
   29,900     Anteon International Corp.*                                  1,026
   26,610     CACI International, Inc. "A"*                                1,388
   60,000     Maximus, Inc.*                                               1,805
   21,200     Perot Systems Corp. "A"*                                       312
   15,200     SRA International, Inc.*                                       844
                                                                        --------
                                                                           5,375
                                                                        --------
              LEISURE PRODUCTS (0.2%)
   28,100     Marvel Enterprises, Inc.*                                      502
                                                                        --------
              LIFE & HEALTH INSURANCE (1.9%)
   54,300     Delphi Financial Group, Inc. "A"                             2,440
  143,200     Universal American Financial Corp.*                          2,183
                                                                        --------
                                                                           4,623
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.9%)
   21,000     America Service Group, Inc.*                              $    576
   31,600     Centene Corp.*                                               1,060
    9,000     Sierra Health Services, Inc.*                                  495
                                                                        --------
                                                                           2,131
                                                                        --------
              METAL & GLASS CONTAINERS (1.0%)
   48,400     AptarGroup, Inc.                                             2,347
                                                                        --------
              MOVIES & ENTERTAINMENT (0.4%)
   97,810     Lions Gate Entertainment Corp. (Canada)*(a)                    976
                                                                        --------
              MULTI-UTILITIES & UNREGULATED POWER (0.4%)
   34,700     Northwestern Corp.*                                            984
                                                                        --------
              OFFICE SERVICES & SUPPLIES (1.8%)
  103,200     United Stationers, Inc.*                                     4,480
                                                                        --------
              OIL & GAS DRILLING (0.1%)
    7,500     Unit Corp.*                                                    274
                                                                        --------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
   17,950     Cal Dive International, Inc.*                                  784
   17,200     Hydril Co.*                                                    860
   24,600     Maverick Tube Corp.*                                           838
                                                                        --------
                                                                           2,482
                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (4.9%)
   11,900     Cabot Oil & Gas Corp. "A"                                      560
   49,000     Encore Acquisition Co.*                                      1,828
    1,850     Houston Exploration Co.*                                       100
  129,300     Magnum Hunter Resources, Inc.*(a)                            1,928
   11,200     Patina Oil & Gas Corp.                                         411
    3,500     Petroleum Development Corp.*                                   135
  106,300     Plains Exploration & Production Co.*                         3,059
   25,050     Southwestern Energy Co.*                                     1,285
  112,600     Vintage Petroleum, Inc.                                      2,726
                                                                        --------
                                                                          12,032
                                                                        --------
              PACKAGED FOODS & MEAT (0.6%)
   52,100     John B. Sanfilippo & Son, Inc.*                              1,345
                                                                        --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              PERSONAL PRODUCTS (2.0%)
  107,400     Herbalife Ltd. (Cayman Islands)*                          $  1,724
  117,300     NBTY, Inc.*                                                  3,211
                                                                        --------
                                                                           4,935
                                                                        --------
              PHARMACEUTICALS (0.3%)
    2,500     Bone Care International, Inc.*                                  71
   22,030     Connetics Corp.*                                               538
   11,300     Perrigo Co.                                                    194
                                                                        --------
                                                                             803
                                                                        --------
              PRECIOUS METALS & MINERALS (0.4%)
   30,400     Aber Diamond Corp. (Canada)                                    998
                                                                        --------
              PROPERTY & CASUALTY INSURANCE (1.3%)
  181,100     Assured Guaranty Ltd. (Bermuda)                              3,187
                                                                        --------
              PUBLISHING (1.4%)
   56,800     ADVO, Inc.                                                   2,089
   25,200     Courier Corp.                                                1,317
                                                                        --------
                                                                           3,406
                                                                        --------
              RAILROADS (1.0%)
   97,800     Genesee & Wyoming, Inc. "A"*                                 2,470
                                                                        --------
              REAL ESTATE INVESTMENT TRUSTS (5.2%)
   95,200     Acadia Realty Trust                                          1,529
   44,200     Cousins Properties, Inc.                                     1,339
   31,700     Getty Realty Corp.                                             846
   51,600     Lexington Corp. Properties Trust                             1,104
   37,500     Maguire Properties, Inc.                                       887
   10,800     New Century Financial Corp.                                    647
   25,500     PS Business Parks, Inc.                                      1,076
   38,300     RAIT Investment Trust                                          994
   22,200     SL Green Realty Corp.                                        1,181
  108,400     U-Store-It Trust                                             1,778
   56,200     Ventas, Inc.                                                 1,439
                                                                        --------
                                                                          12,820
                                                                        --------
              REGIONAL BANKS (1.9%)
   14,600     Bank of the Ozarks, Inc.(a)                                    492
   42,600     First Midwest Bancorp, Inc.                                  1,469
   31,600     MB Financial, Inc.                                           1,254
   13,720     Nara Bancorp, Inc.                                             274

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
    7,800     Pacific Capital Bancorp                                   $    239
    9,800     UCBH Holdings, Inc.                                            432
   30,200     Wilshire Bancorp, Inc.*                                        465
                                                                        --------
                                                                           4,625
                                                                        --------
              REINSURANCE (4.6%)
   53,000     IPC Holdings Ltd. (Bermuda)                                  2,237
  101,600     Platinum Underwriters Holdings Ltd. (Bermuda)                3,000
   85,400     Reinsurance Group of America, Inc.                           4,016
   91,794     Scottish Annuity & Life Holdings Ltd.
                (Cayman Islands)(a)                                        2,118
                                                                        --------
                                                                          11,371
                                                                        --------
              RESTAURANTS (2.0%)
   47,750     CEC Entertainment, Inc.*                                     1,869
    8,700     McCormick & Schmick's Seafood Restaurants, Inc.*               127
   97,400     Ruby Tuesday, Inc.(a)                                        2,478
   13,680     Sonic Corp.*                                                   435
                                                                        --------
                                                                           4,909
                                                                        --------
              SEMICONDUCTOR EQUIPMENT (0.4%)
   45,400     MEMC Electronic Materials, Inc.*                               558
   19,450     Photronics, Inc.*                                              292
                                                                        --------
                                                                             850
                                                                        --------
              SEMICONDUCTORS (0.4%)
   24,150     AMIS Holdings, Inc.*                                           260
   24,600     Leadis Technology, Inc.*                                       173
   76,400     Pericom Semiconductor Corp.*                                   641
                                                                        --------
                                                                           1,074
                                                                        --------
              SPECIALIZED FINANCE (0.2%)
   16,200     Financial Federal Corp.                                        559
                                                                        --------
              SPECIALTY CHEMICALS (0.5%)
   53,200     Sensient Technologies Corp.                                  1,210
                                                                        --------
              SPECIALTY STORES (4.8%)
   10,500     Aaron Rents, Inc.                                              223
   13,800     Big 5 Sporting Goods Corp.                                     378
   24,800     Guitar Center, Inc.*                                         1,420
  136,300     Hibbett Sporting Goods, Inc.*                                3,517
  107,900     O'Reilly Automotive, Inc.*(a)                                4,934
    8,400     Pantry, Inc.*                                                  241
   14,700     Petco Animal Supplies, Inc.*                                   558
   14,400     Steiner Leisure Ltd.*                                          447
                                                                        --------
                                                                          11,718
                                                                        --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              STEEL (0.6%)
   15,700     Metal Management, Inc.                                    $    423
    6,550     Schnitzer Steel Industries, Inc. "A"                           226
   19,500     Steel Dynamics, Inc.                                           737
                                                                        --------
                                                                           1,386
                                                                        --------
              SYSTEMS SOFTWARE (0.1%)
   15,900     NetIQ Corp.*                                                   187
                                                                        --------
              THRIFTS & MORTGAGE FINANCE (1.1%)
   15,250     Commercial Capital Bancorp, Inc.                               303
   13,900     Fremont General Corp.                                          341
  114,600     NewAlliance Bancshares, Inc.                                 1,704
   18,436     W Holding Co., Inc.                                            240
                                                                        --------
                                                                           2,588
                                                                        --------
              TOBACCO (1.1%)
   56,200     Universal Corp.                                              2,656
                                                                        --------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
   30,600     MSC Industrial Direct Co., Inc. "A"                          1,059
                                                                        --------
              TRUCKING (1.3%)
   14,700     Arkansas Best Corp.                                            591
   13,800     Landstar System, Inc.*                                         480
   21,250     Old Dominion Freight Line, Inc.*                               751
   43,200     USF Corp.                                                    1,424
                                                                        --------
                                                                           3,246
                                                                        --------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   62,300     SBA Communications Corp. "A"*                                  533
                                                                        --------
              Total common stocks (cost: $212,030)                       237,575
                                                                        --------
              MONEY MARKET INSTRUMENTS (3.1%)

              MONEY MARKET FUNDS(c)
1,982,298     SSgA Money Market Fund, 1.99%                                1,983
5,730,209     SSgA Prime Money Market Fund, 2.19%                          5,730
                                                                        --------
              Total money market instruments (cost: $7,713)                7,713
                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES     SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (5.2%)

              MONEY MARKET FUNDS (0.4%)(c)
  824,195     AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 2.26%                                        $    824
   60,904     Merrill Lynch Premier Institutional Fund, 2.25%                 61
                                                                        --------
                                                                             885
                                                                        --------

PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENTS (4.8%)(b)
  $   500     CS First Boston LLC, 2.48%, acquired on 1/31/2005
                 and due 2/01/2005 at $500 (collateralized by $515
                 of Fannie Mae Notes(d,+), 2.43%(e), due 3/09/2005;
                 market value $514)                                          500
   10,750     Deutsche Bank Securities, Inc., 2.49%, acquired on
                 1/31/2005 and due 2/01/2005 at $10,750
                 (collateralized by $8,974 of Fannie Mae Notes(d,+),
                 4.75%, due 2/25/2035 and $25,210 of Government
                 National Mortgage Association Interest-Only Notes(d),
                 4.72%, due 8/16/2034; combined market value $10,965)     10,750
      500     Lehman Brothers, Inc., 2.50%, acquired on 1/31/2005
                 and due 2/01/2005 at $500 (collateralized by
                 $941 of Fannie Mae STRIPS(d,+), 3.825% - 5.290%(e),
                 due 2/15/2008 - 5/15/2030; market value $510)               500
                                                                        --------
                                                                          11,750
                                                                        --------
              Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $12,635)        12,635
                                                                        --------

              TOTAL INVESTMENTS (COST: $232,378)                        $257,923
                                                                        ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 9.4% of net assets at January 31, 2005.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (d)  Securities issued by Government National Mortgage Association
              (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $12,372) (identified cost of $232,378)                 $257,923
   Cash                                                                        5
   Receivables:
      Capital shares sold                                                    685
      Dividends and interest                                                 130
      Securities sold                                                      2,253
      Other                                                                    1
                                                                        --------
         Total assets                                                    260,997
                                                                        --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                    12,640
      Securities purchased                                                 2,765
      Capital shares redeemed                                                268
   Accrued management fees                                                   152
   Accrued transfer agent's fees                                              10
   Other accrued expenses and payables                                        38
                                                                        --------
         Total liabilities                                                15,873
                                                                        --------
             Net assets applicable to capital shares outstanding        $245,124
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $215,624
   Accumulated undistributed net investment income                           228
   Accumulated net realized gain on investments                            3,727
   Net unrealized appreciation of investments                             25,545
                                                                        --------
            Net assets applicable to capital shares outstanding         $245,124
                                                                        ========
   Capital shares outstanding                                             18,545
                                                                        ========
   Authorized shares of $.01 par value                                   100,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  13.22
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $3)                       $ 1,691
   Interest                                                                   57
   Securities lending                                                          6
                                                                         -------
         Total income                                                      1,754
                                                                         -------
EXPENSES
   Management fees                                                           802
   Administrative and servicing fees                                         163
   Transfer agent's fees                                                     364
   Custody and accounting fees                                                48
   Postage                                                                    31
   Shareholder reporting fees                                                 14
   Directors' fees                                                             3
   Registration fees                                                          16
   Professional fees                                                          21
   Other                                                                       3
                                                                         -------
         Total expenses                                                    1,465
   Expenses paid indirectly                                                  (38)
                                                                         -------
         Net expenses                                                      1,427
                                                                         -------
NET INVESTMENT INCOME                                                        327
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on:
         Investments                                                       3,871
         Foreign currency transactions                                         2
   Change in net unrealized appreciation/depreciation of investments      25,207
                                                                         -------
         Net realized and unrealized gain                                 29,080
                                                                         -------
Increase in net assets resulting from operations                         $29,407
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED), AND YEAR ENDED
JULY 31, 2004

                                                          1/31/2005     7/31/2004
                                                          -----------------------
FROM OPERATIONS
   Net investment income (loss)                            $    327      $   (577)
   Net realized gain on investments                           3,871        30,487
   Net realized gain on foreign currency transactions             2             1
   Change in net unrealized appreciation/depreciation
       of investments                                        25,207       (12,312)
                                                           ----------------------
       Increase in net assets resulting from operations      29,407        17,599
                                                           ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (99)            -
   Net realized gains                                        (6,096)            -
                                                           ----------------------
   Distributions to shareholders                             (6,195)            -
                                                           ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 42,803        82,921
   Shares issued for dividends reinvested                     6,107             -
   Cost of shares redeemed                                  (19,262)      (33,736)
                                                           ----------------------
       Increase in net assets from
            capital share transactions                       29,648        49,185
                                                           ----------------------
Net increase in net assets                                   52,860        66,784

NET ASSETS

   Beginning of period                                      192,264       125,480
                                                           ----------------------
   End of period                                           $245,124      $192,264
                                                           ======================
   Accumulated undistributed net investment income:
       End of period                                       $    228      $      -
                                                           ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                3,343         7,077
   Shares issued for dividends reinvested                       456             -
   Shares redeemed                                           (1,521)       (2,902)
                                                           ----------------------
       Increase in shares outstanding                         2,278         4,175
                                                           ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the
         Fund). The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                    prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers if applicable, under valuation procedures approved by the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                    Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold
                 (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $37,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $38,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $98,553,000 and $76,170,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $30,309,000 and $4,764,000, respectively, resulting in net unrealized appreciation of $25,545,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $6,000, which is net of the 20% income

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $12,372,000 and received cash collateral of $12,640,000 for the loans. Of this amount $12,635,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $5,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $802,000, which is net of a performance adjustment of $(13,000) that decreased the base management fee of 0.75% by 0.01%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. Wellington Management has agreed to waive all fees in excess of 0.60% until November 30, 2004, and all fees in excess of 0.65% thereafter through May 31, 2005. For the six-month period ended January 31, 2005, the Manager paid Batterymarch and Wellington Management subadvisory fees of $166,000 and $467,000, respectively.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $163,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.40% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund did not incur any reimbursable expenses.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

                 Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $364,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                                                               PERIOD ENDED
                                     JANUARY 31,                          YEAR ENDED JULY 31,                       JULY 31,
                                     ---------------------------------------------------------------------------------------
                                          2005             2004              2003            2002          2001         2000*
                                     ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  11.82         $  10.38        $   9.61       $   10.34       $ 13.17       $  10.00
                                     ---------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)            .02             (.04)(a)        (.08)(a)        (.06)(a)      (.11)(a)       (.10)(a)
   Net realized and
      unrealized gain (loss)              1.74             1.48(a)          .85(a)         (.67)(a)     (2.72)(a)       3.27(a)
                                     ---------------------------------------------------------------------------------------
Total from investment operations          1.76             1.44(a)          .77(a)         (.73)(a)     (2.83)(a)       3.17(a)
                                     ---------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.01)               -               -               -             -              -
   From realized capital gains            (.35)               -               -               -             -              -
                                     ---------------------------------------------------------------------------------------
   Total distributions                    (.36)               -               -               -             -              -
                                     ---------------------------------------------------------------------------------------
Net asset value at end of period      $  13.22         $  11.82        $  10.38        $   9.61       $ 10.34       $  13.17
                                     =======================================================================================
Total return (%)**                       14.82            13.87            8.01           (7.06)       (21.49)         31.70
Net assets at end of period (000)     $245,124         $192,264        $125,480        $102,890       $89,120       $100,980
Ratio of expenses to
   average net assets (%)***              1.34(b,c,d)      1.40(c,d)       1.40(c,d)       1.40(c,d)     1.46(d)        1.43(d)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***                     -             1.40(d)         1.69(d)         1.71(d)          -              -
Ratio of net investment
   income (loss) to average
   net assets (%)***                       .30(b)          (.35)           (.85)           (.57)        (1.00)          (.77)
Portfolio turnover (%)                   35.82           184.27          170.37          200.14        145.32          36.73

  * Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
*** For the six-month period ended January 31, 2005, average net assets were $216,023,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.40% of the
    Fund's average net assets.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.03%)           (.04%)             -               -             -              -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                                BEGINNING             ENDING             DURING PERIOD*
                                              ACCOUNT VALUE        ACCOUNT VALUE        AUGUST 1, 2004 -
                                             AUGUST 1, 2004       JANUARY 31, 2005      JANUARY 31, 2005
                                             -----------------------------------------------------------
Actual                                         $1,000.00             $1,148.20                $7.09
Hypothetical (5% return before expenses)        1,000.00              1,018.60                 6.67

         *Expenses are equal to the Fund's annualized expense ratio of 1.31%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 14.82% for the six-month period of August 1, 2004, through January 31, 2005.

 N O T E S
==========----------------------------------------------------------------------

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

44

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40053-0305                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.